Long-term loans (Details 1)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)
Effective interest rate	4.50%
Total long-term loans - current portion	$ 0	$ 202,405
Total long-term loans - non-current portion	1,809,780	2,177,592
Xinmao Group Company Limited [Member]
Total long-term loans - non-current portion	1,809,780	2,177,592
WeBank Co., Ltd [Member]
Total long-term loans - current portion	$ 0	16,833
Related Party [Member]
Effective interest rate	2.00%
Huaneng Guicheng Trust Co Ltd [Member]
Total long-term loans - current portion	$ 0	$ 146,296
Secured long-term loans [Member] | WeBank Co., Ltd [Member]
Loan commencement date		Aug. 01, 2023
Loan maturity date		Jul. 28, 2025
Effective interest rate		14.11%
Total long-term loans - current portion		$ 16,833
Loan amount in RMB | ¥			¥ 118,125
Secured long-term loans [Member] | Zhejiang Mintai Commercial Bank [Member]
Loan commencement date		Aug. 01, 2023
Loan maturity date		Jul. 28, 2025
Effective interest rate		14.11%
Total long-term loans - current portion		$ 39,276
Loan amount in RMB | ¥			275,625
Secured long-term loans [Member] | Huaneng Guicheng Trust Co Ltd One [Member]
Loan commencement date		Dec. 30, 2022
Loan maturity date		Dec. 28, 2024
Effective interest rate		16.56%
Total long-term loans - current portion		$ 71,484
Loan amount in RMB | ¥			501,667
Secured long-term loans [Member] | Related Party [Member]
Total long-term loans - current portion		202,405
Loan amount in RMB - current portion | ¥			1,420,417
Total long-term loans - non-current portion	$ 1,809,780	$ 2,177,592
Secured long-term loans [Member] | Huaneng Guicheng Trust Co Ltd [Member]
Loan commencement date		Aug. 01, 2023
Loan maturity date		Aug. 01, 2025
Effective interest rate		16.20%
Total long-term loans - current portion		$ 74,812
Loan amount in RMB | ¥			¥ 525,000
Long-term loans, non-current portiont [Member] | Xinmao Group Company Limited [Member]
Loan commencement date	May 01, 2024	May 01, 2024
Loan maturity date	Apr. 30, 2027	Apr. 30, 2027
Effective interest rate	4.50%	4.50%
Long-term loans - non-current portion	$ 1,809,780	$ 2,177,592